Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document And Entity Information
Entity Registrant Name	Bone Biologics Corp
Entity Central Index Key	0001419554
Document Type	POS AM
Document Period End Date	Jun. 30, 2017
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 on Form S-1 (this “Registration Statement”) is filed in compliance with Section 10(a)(3) of the Securities Act of 1933, as amended, to update the Form S-1 Registration Statement (Registration No. 333-212892), which was previously declared effective by the Securities and Exchange Commission (“SEC”) on August 12, 2016, to include the audited financial statements and the notes thereto included in the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2016 and the interim financial statements included in Registrant’s Quarterly Report on Form 10-Q for the period ended June 30, 2017 that have been filed with the SEC since the Registration Statement was declared effective by the SEC, and to update the prospectus. All applicable registration fees were paid at the time of the original filing of such Registration Statement on July 28, 2016. The information in this prospectus is not complete and may be changed. The selling stockholders may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting offers to buy these securities in any state where the offer or sale is not permitted.
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company